RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
12. RELATED PARTY TRANSACTIONS

Under the General Advisory Agreement (the "General Advisory Agreement") the Company entered into with CI Capital Partners LLC ("CI Capital Partners"), formerly Caxton-Iseman Capital, LLC, CI Capital Partners provides the Company with acquisition and financial advisory services as the Board of Directors shall reasonably request. Under the General Advisory Agreement, the Company expensed management fees paid to CI Capital Partners of approximately $0.9 million and $0.8 million within selling, general, and administrative expenses for the three months ended September 29, 2012 and October 1, 2011, respectively, and approximately $2.1 million and $1.8 million within selling, general, and administrative expenses for the nine months ended September 29, 2012 and October 1, 2011, respectively. On November 6, 2012, the Company and CI Capital Partners amended the General Advisory Agreement to, among other things, extend the initial term for a period of 10 years, to November 6, 2022. During the nine months ended October 1, 2011, the Company repurchased equity of $1.5 million from a former member of management.

13.   RELATED PARTY TRANSACTIONS

               Under the General Advisory Agreement (the "General Advisory Agreement") the Company entered into with CI Capital Partners LLC ("CI Capital Partners"), formerly Caxton-Iseman Capital LLC , CI Capital Partners provides the Company with acquisition and financial advisory services as the Board of Directors shall reasonably request.  In consideration of these services, the Company agreed to pay CI Capital Partners (1) an annual fee equal to 2% of our earnings before interest, tax, depreciation and amortization, ("EBITDA"), as defined in such agreement, (2) a transaction fee, payable upon the completion by the Company of any acquisition, of 2% of the sale price, (3) a transaction fee, payable upon the completion by the Company of any divestitures, of 1% of the sale price, and (4) a transaction fee, payable upon the completion of the sale of the Company, of 1% of the sale price.  EBITDA in the General Advisory Agreement is based on the Company's net income (loss) plus extraordinary losses and/or any net capital losses realized, provision for income taxes, interest expense (including amortization or write-off of debt discount and debt issuance costs and commissions, and other items), depreciation and amortization, dividends paid or accrued on preferred stock, certain management fees paid to CI Capital Partners, charges related to certain phantom units, and a number of other items.  The annual fee payable in any year may not exceed the amounts permitted under the senior credit facilities or the indenture governing the senior secured notes, and CI Capital Partners is obligated to return any portion of the annual fee that has been prepaid if an event of default has occurred and is continuing under either the senior credit facilities or the indenture governing the senior secured notes.

               Under the General Advisory Agreement the Company paid and expensed, as a component of selling, general, and administrative expenses, a management fee of approximately $2.3 million, $2.5 million, and $2.5 million, for the years ended December 31, 2011, 2010 and 2009, respectively.  The initial term of the General Advisory Agreement is 10 years, and is automatically renewable for consecutive one-year extensions, unless Ply Gem Industries or CI Capital Partners provide notice of termination.  In addition, the General Advisory Agreement may be terminated by CI Capital Partners at any time, upon the occurrence of specified change of control transactions or upon an initial public offering of the Company's shares or shares of any of the Company's parent companies.  If the General Advisory Agreement is terminated for any reason prior to the end of the initial term, Ply Gem Industries will pay to CI Capital Partners `an amount equal to the present value of the annual advisory fees that would have been payable through the end of the initial term, based on the Company's cost of funds to borrow amounts under the Company's senior credit facilities.

               In 2009, affiliates of the Company's controlling stockholder purchased approximately $281.4 million of the 9% Senior Subordinated Notes.  During 2010, approximately $218.8 million aggregate principal amount of the 9% Senior Subordinated Notes held by such affiliates were transferred to the Company's indirect stockholders and ultimately to Ply Gem Prime Holdings in exchange for equity of Ply Gem Prime valued at approximately $114.9 million.  Such notes were then transferred to Ply Gem Holdings and then to Ply Gem Industries for no consideration as a capital contribution and cancelled on February 12, 2010.  On February 16, 2010, Ply Gem Industries redeemed the remaining $141.2 million aggregate principal amount of outstanding 9% Senior Subordinated Notes (including approximately $62.5 million of the 9% Senior Subordinated Notes held by affiliates of the Company's controlling stockholder).  During the years ended December 31, 2010 and 2009, the Company paid these affiliates approximately $9.8 million and $15.5 million, respectively, of interest for the 9% Senior Subordinated Notes owned by these related parties. These interest payments have been recorded within interest expense in the Company's consolidated statement of operations.

During 2010, the Company received equity contributions of approximately $2.5 million from certain members of management.  In addition, the Company repurchased equity of approximately $4.2 million from certain former and existing members of management.  As of December 31, 2010, approximately $1.2 million was classified as a current liability in accrued expenses in the consolidated balance sheet.  During the year ended December 31, 2011, the approximate $1.2 million was paid in cash by the Company and reflected as an equity repurchase in 2011 on the Company's consolidated statement of cash flows.

During June 2010, the Company made a state tax payment of approximately $1.5 million for Ply Gem Prime.  Ply Gem Prime incurred a state tax liability as a result of the 9% Senior Subordinated Note debt extinguishment and related contribution during the first quarter of 2010 in which Ply Gem Prime recognized a capital gain of approximately $13.3 million.  Ply Gem Prime is a holding company with no independent operating assets or liabilities other than its investment in the Company and therefore has no ability to make tax payments.  The Company recognized this payment as a return of capital in the Company's consolidated balance sheet as of December 31, 2010.

During the fourth quarter of 2011, the Company entered into an amendment to the employee agreement originally dated August 14, 2006 for the Company's chief executive officer.   In conjunction with the amendment to the employment agreement, the Company also entered into a retention agreement and stock repurchase agreement.  These agreements, among other things, provided for: (i) the extension of the chief executive officer's term of employment for three years, (ii) the Company to make a retention payment of $2.0 million to the chief executive officer on December 31, 2014 if he remains employed by the Company on that date, (iii) the repurchase of 125,660 shares of common stock of Ply Gem Prime and (iv) the issuance of 150,000 stock options to the chief executive officer for non-voting Class C common stock of Ply Gem Prime.   The $12.6 million repurchase of common stock was made by Ply Gem Prime based on proceeds provided by the Company.  The stock options granted to the chief executive officer vest 25% on each of the following dates: July 2012, July 2013, July 2014, and July 2015.

The Company also entered into a retention agreement with the Company's chief financial officer which will require the Company to make a retention payment of $0.7 million on December 31, 2014 if he remains employed by the Company on that date.  The Company also repurchased equity of approximately $0.3 million during 2011 from a former member of management.

During January 2012, the Company issued 600 restricted shares of common stock of Ply Gem Prime to each of three members of the Board of Directors.  These shares will vest over the 2012 calendar period and the Company will expense these items as compensation expense ratably during 2012.